UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Global Financial Services Fund, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011; however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surprisingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month

US large cap equities (S&P 500 Index)	17.31%	15.65%

US small cap equities (Russell 2000 Index)	25.48	25.79

International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2011	BlackRock Global Financial Services Fund, Inc.

Investment Objective

BlackRock Global Financial Services Fund, Inc.’s (the “Fund”) investment objective is capital appreciation. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

•

On February 15,2011,the Board of Directors of the Fund approved a proposal to close the Fund to new and subsequent investments and to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern Time) on February 23, 2011, the Fund no longer accepted orders from new investors or existing shareholders to purchase Fund shares. On April 27, 2011, the net assets of the Fund were liquidated and each investor’s shares were redeemed at net asset value.

How did the Fund perform?

•

For the six-month period ended March 31, 2011, the Fund, through its investment in Global Financial Services Portfolio (the “Portfolio”), a series of Global Financial Services Master LLC, underperformed its benchmark, the Morgan Stanley Capital International (“MSCI”) World Financials Index, and the broad-market MSCI World Index. The following discussion of relative performance pertains to the MSCI World Financials Index.

What factors influenced performance?

•

Stock selection and underweight positions in the insurance, consumer finance and diversified financial services industries had a negative impact on the Fund’s performance during the period. Stock selection and an overweight in commercial banks also detracted, as did selection among real estate management & development stocks. Individual names that particularly weighed on performance include China Overseas Land, AXA SA and Kasikornbank Pcl. From a geographic perspective, an overweight in China detracted from performance, as did an overweight position and stock selection in the United Kingdom. An underweight and selection among Australian stocks and overweights in Thailand and Colombia also hindered returns.

•

Conversely, stock selection in the capital markets industry had a positive impact on performance. Notable individual contributors include Affiliated Managers Group, Inc., Banco Santander SA and Société Générale SA. Underweight positions in Spain, Hong Kong and Singapore proved beneficial, and stock selection in Germany and Greece boosted returns.

Describe recent portfolio activity.

•

During the six-month period, the Portfolio increased exposure to diversified financial services, capital markets and real estate investment trusts (“REITs”), while it exited its positions in information technology services names and reduced exposure to commercial banks and real estate management & development. Geographically, the Portfolio increased exposure to Europe and Japan and entered the Latin American markets, while it exited the Middle East/Africa region and reduced exposure to Asia (ex-Japan).

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the MSCI World Financials Index in commercial banks and REITs and underweight in insurance, consumer finance and diversified financial services. On a geographic basis, the Portfolio was overweight in Europe and underweight in Asia (ex-Japan) and the United States.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Portfolio may invest in various derivative instruments, including options and foreign currency exchange contracts, as specified in Note 2 of the Portfolio Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument.

The Portfolio’s ability to use a derivative instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Portfolio can realize on an investment or may cause the Portfolio to hold an investment that it might otherwise sell. The Portfolio’s investments in these instruments are discussed in detail in the Portfolio Notes to Financial Statements.

4	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests all of its assets in the Portfolio. The Portfolio invests at least 80% of its total assets in equity securities of US and foreign financial services companies.

[3]

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and consists of more than 1,500 stocks in 23 countries globally representing approximately 85% of the total market capitalization in those countries.

[4]

The MSCI World Financials Index is a subset of the MSCI World Index that includes companies that are involved in financial sector activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate.

Performance Summary for the Period Ended March 31, 2011

		Average Annual Total Returns[5]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	7.66%	3.45%	N/A	(8.55)%	N/A	4.48%	N/A
Investor A	7.50	3.10	(2.31)%	(8.79)	(9.77)%	4.21	3.65%
Investor B	7.01	2.37	(2.13)	(9.56)	(9.83)	3.54	3.54
Investor C	7.25	2.45	1.45	(9.48)	(9.48)	3.42	3.42
Class R	7.29	2.79	N/A	(9.11)	N/A	3.96	N/A

MSCI World Index	14.18	13.45	N/A	2.08	N/A	4.21	N/A
MSCI World Financials Index	10.48	4.68	N/A	(7.08)	N/A	0.68	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class or index does not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	5

About Fund Performance	BlackRock Global Financial Services Fund, Inc.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares are only available through exchanges and dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,076.60	$8.13	$1,000.00	$1,017.07	$7.90	1.57%
Investor A	$1,000.00	$1,075.00	$9.42	$1,000.00	$1,015.82	$9.15	1.82%
Investor B	$1,000.00	$1,070.10	$13.47	$1,000.00	$1,011.89	$13.09	2.61%
Investor C	$1,000.00	$1,072.50	$12.97	$1,000.00	$1,012.38	$12.59	2.51%
Class R	$1,000.00	$1,072.90	$11.16	$1,000.00	$1,014.13	$10.85	2.16%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Statement of Assets and Liabilities (Liquidation Basis)	BlackRock Global Financial Services Fund, Inc.

March 31, 2011 (Unaudited)

Assets

Investments at value — Global Financial Services Portfolio (the “Portfolio”) (cost — $52,921,854)	$63,667,186
Withdrawals receivable from the Portfolio	1,237,836
Prepaid expenses	44,930

Total assets	64,949,952

Liabilities

Capital shares redeemed payable	1,237,836
Administration fees payable	20,999
Service and distribution fees payable	14,772
Other affiliates payable	1,144
Officer’s fees payable	20
Other accrued expenses payable	139,556
Other liabilities	135

Total liabilities	1,414,462

Net Assets	$63,535,490

Net Assets Consist of

Paid-in capital	$122,962,640
Distributions in excess of net investment income	(260,431)
Accumulated net realized loss allocated from the Portfolio	(69,912,051)
Net unrealized appreciation/depreciation allocated from the Portfolio	10,745,332

Net Assets	$63,535,490

Net Asset Value

Institutional — Based on net assets of $6,186,744 and 790,123 shares outstanding, 100 million shares authorized, $0.10 par value	$7.83

Investor A — Based on net assets of $27,696,494 and 3,571,899 shares outstanding, 100 million shares authorized, $0.10 par value	$7.75

Investor B — Based on net assets of $3,099,940 and 397,908 shares outstanding, 100 million shares authorized, $0.10 par value	$7.79

Investor C — Based on net assets of $17,847,789 and 2,368,096 shares outstanding, 100 million shares authorized, $0.10 par value	$7.54

Class R — Based on net assets of $8,704,523 and 1,151,833 shares outstanding, 100 million shares authorized, $0.10 par value	$7.56

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	7

Statement of Operations (Liquidation Basis)	BlackRock Global Financial Services Fund, Inc.

Six Months Ended March 31, 2011 (Unaudited)

Investment Income

Net investment income allocated from the Portfolio:
Dividends — unaffiliated	$830,853
Foreign taxes withheld	(25,221)
Dividends — affiliated	559
Interest	75
Total expenses	(230,216)
Fees waived	251

Total income	576,301

Expenses

Administration	134,009
Service — Investor A	40,136
Service and distribution — Investor B	15,293
Service and distribution — Investor C	108,841
Service and distribution — Class R	22,805
Transfer agent — Institutional	8,480
Transfer agent — Investor A	37,362
Transfer agent — Investor B	6,801
Transfer agent — Investor C	35,114
Transfer agent — Class R	14,146
Printing	60,726
Registration	52,343
Professional	23,651
Officer	22
Miscellaneous	9,945

Total expenses	569,674

Net investment income	6,627

Realized and Unrealized Gain Allocated from the Portfolio

Net realized gain from investments, options written and foreign currency transactions	1,663,464
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	3,986,535

Total realized and unrealized gain	5,649,999

Net Increase in Net Assets Resulting from Operations	$5,656,626

See Notes to Financial Statements.

8	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Statements of Changes in Net Assets	BlackRock Global Financial Services Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011[1] (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$6,627	$301,876
Net realized gain (loss)	1,663,464	(4,491,055)
Net change in unrealized appreciation/depreciation	3,986,535	315,864

Net increase (decrease) in net assets resulting from operations	5,656,626	(3,873,315)

Dividends to Shareholders From

Net investment income:
Institutional	(88,095)	(60,746)
Investor A	(269,919)	(196,393)
Class R	(42,001)	(36,414)

Decrease in net assets resulting from dividends to shareholders	(400,015)	(293,553)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(19,964,393)	(14,923,650)

Redemption Fee

Redemption fee	663	7,951

Net Assets

Total decrease in net assets	(14,707,119)	(19,082,567)
Beginning of period	78,242,609	97,325,176

End of period	$63,535,490	$78,242,609

Undistributed (distribution in excess of) net investment income	$(260,431)	$132,957

[1]	Liquidation basis.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	9

Financial Highlights	BlackRock Global Financial Services Fund, Inc.

	Institutional

	Six Months Ended March 31, 2011[1] (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$7.36	$7.65	$8.50	$16.75	$15.93	$15.53

Net investment income[2]	0.02	0.07	0.06	0.22	0.19	0.50
Net realized and unrealized gain (loss)[3]	0.54	(0.31)	(0.74)	(5.22)	1.59	1.89

Net increase (decrease) from investment operations	0.56	(0.24)	(0.68)	(5.00)	1.78	2.39

Dividends and distributions from:
Net investment income	(0.09)	(0.05)	(0.17)	(0.12)	(0.46)	(0.38)
Net realized gain	—	—	—	(3.13)	(0.50)	(1.61)

Total dividends and distributions	(0.09)	(0.05)	(0.17)	(3.25)	(0.96)	(1.99)

Net asset value, end of period	$7.83	$7.36	$7.65	$8.50	$16.75	$15.93

Total Investment Return[4]

Based on net asset value	7.66%[5]	(3.10)%	(7.20)%	(35.58)%	11.20%	15.48%

Ratios to Average Net Assets[6]

Total expenses	1.57%[7,8]	1.46%	1.57%	1.35%	1.42%	1.27%

Net investment income	0.54%[7]	0.94%	1.09%	1.89%	1.18%	3.05%

Supplemental Data

Net assets, end of period (000)	$6,187	$7,398	$8,912	$11,361	$16,249	$17,843

Portfolio turnover of the Portfolio	28%	57%	75%	31%	55%	79%

[1]	Liquidation basis.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Ratio includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

	Investor A

	Six Months Ended March 31, 2011[1] (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$7.27	$7.56	$8.41	$16.63	$15.82	$15.45

Net investment income[2]	0.01	0.05	0.05	0.20	0.15	0.44
Net realized and unrealized gain (loss)[3]	0.53	(0.30)	(0.74)	(5.18)	1.58	1.90

Net increase (decrease) from investment operations	0.54	(0.25)	(0.69)	(4.98)	1.73	2.34

Dividends and distributions from:
Net investment income	(0.06)	(0.04)	(0.16)	(0.11)	(0.42)	(0.36)
Net realized gain	—	—	—	(3.13)	(0.50)	(1.61)

Total dividends and distributions	(0.06)	(0.04)	(0.16)	(3.24)	(0.92)	(1.97)

Net asset value, end of period	$7.75	$7.27	$7.56	$8.41	$16.63	$15.82

Total Investment Return[4]

Based on net asset value	7.50%[5]	(3.36)%	(7.49)%	(35.72)%	10.93%	15.17%

Ratios to Average Net Assets[6]

Total expenses	1.82%[7,8]	1.72%	1.87%	1.57%	1.67%	1.54%

Net investment income	0.30%[7]	0.67%	0.80%	1.80%	0.94%	2.66%

Supplemental Data

Net assets, end of period (000)	$27,696	$33,292	$41,428	$54,661	$26,777	$24,078

Portfolio turnover	28%	57%	75%	31%	55%	79%

[1]	Liquidation basis.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Ratio includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	11

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

	Investor B

	Six Months Ended March 31, 2011[1] (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$7.28	$7.59	$8.31	$16.32	$15.52	$15.18

Net investment income (loss)[2]	(0.02)	(0.02)	(0.01)	0.06	0.03	0.33
Net realized and unrealized gain (loss)[3]	0.53	(0.29)	(0.70)	(5.08)	1.55	1.84

Net increase (decrease) from investment operations	0.51	(0.31)	(0.71)	(5.02)	1.58	2.17

Dividends and distributions from:
Net investment income	—	—	(0.01)	—	(0.28)	(0.22)
Net realized gain	—	—	—	(2.99)	(0.50)	(1.61)

Total dividends and distributions	—	—	(0.01)	(2.99)	(0.78)	(1.83)

Net asset value, end of period	$7.79	$7.28	$7.59	$8.31	$16.32	$15.52

Total Investment Return[4]

Based on net asset value	7.01%[5]	(4.08)%	(8.48)%	(36.26)%	10.13%	14.23%

Ratios to Average Net Assets[6]

Total expenses	2.61%[7,8]	2.62%	2.86%	2.41%	2.42%	2.30%

Net investment income (loss)	(0.51)%[7]	(0.26)%	(0.17)%	0.49%	0.18%	2.08%

Supplemental Data

Net assets, end of period (000)	$3,100	$3,426	$4,599	$7,758	$22,592	$27,397

Portfolio turnover	28%	57%	75%	31%	55%	79%

[1]	Liquidation basis.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Ratio includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

	Investor C

	Six Months Ended March 31, 2011[1] (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$7.03	$7.33	$8.14	$16.20	$15.44	$15.10

Net investment income (loss)[2]	(0.02)	(0.01)	(0.00)[3]	0.12	0.02	0.30
Net realized and unrealized gain (loss)[4]	0.53	(0.29)	(0.72)	(5.04)	1.53	1.87

Net increase (decrease) from investment operations	0.51	(0.30)	(0.72)	(4.92)	1.55	2.17

Dividends and distributions from:
Net investment income	—	—	(0.09)	(0.01)	(0.29)	(0.22)
Net realized gain	—	—	—	(3.13)	(0.50)	(1.61)

Total dividends and distributions	—	—	(0.09)	(3.14)	(0.79)	(1.83)

Net asset value, end of period	$7.54	$7.03	$7.33	$8.14	$16.20	$15.44

Total Investment Return[5]

Based on net asset value	7.25%[6]	(4.09)%	(8.35)%	(36.17)%	10.04%	14.35%

Ratios to Average Net Assets[7]

Total expenses	2.51%[8,9]	2.50%	2.68%	2.32%	2.47%	2.31%

Net investment income (loss)	(0.40)%[8]	(0.14)%	(0.01)%	1.17%	0.13%	1.91%

Supplemental Data

Net assets, end of period (000)	$17,848	$25,744	$32,892	$46,175	$20,535	$21,915

Portfolio turnover	28%	57%	75%	31%	55%	79%

[1]	Liquidation basis.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Includes a redemption fee, which is less than $0.01 per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Ratio includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	13

Financial Highlights (concluded)	BlackRock Global Financial Services Fund, Inc.

	Class R

	Six Months Ended March 31, 2011[1] (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$7.08	$7.37	$8.18	$16.28	$15.54	$15.21

Net investment income (loss)[2]	(0.00)[3]	0.02	0.03	0.12	0.10	0.36
Net realized and unrealized gain (loss)[4]	0.52	(0.28)	(0.72)	(5.04)	1.54	1.90

Net increase (decrease) from investment operations	0.52	(0.26)	(0.69)	(4.92)	1.64	2.26

Dividends and distributions from:
Net investment income	(0.04)	(0.03)	(0.12)	(0.05)	(0.40)	(0.32)
Net realized gain	—	—	—	(3.13)	(0.50)	(1.61)

Total dividends and distributions	(0.04)	(0.03)	(0.12)	(3.18)	(0.90)	(1.93)

Net asset value, end of period	$7.56	$7.08	$7.37	$8.18	$16.28	$15.54

Total Investment Return[5]

Based on net asset value	7.29%[6]	(3.56)%	(7.88)%	(36.03)%	10.53%	14.90%

Ratios to Average Net Assets[7]

Total expenses	2.16%[8,9]	2.09%	2.22%	2.03%	2.02%	1.80%

Net investment income (loss)	(0.08)%[8]	0.31%	0.44%	1.09%	0.61%	2.22%

Supplemental Data

Net assets, end of period (000)	$8,705	$8,382	$9,493	$7,699	$8,996	$5,314

Portfolio turnover	28%	57%	75%	31%	55%	79%

[1]	Liquidation basis.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Includes a redemption fee, which is less than $0.01 per share.

[5]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Ratio includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

14	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (Liquidation Basis) (Unaudited)	BlackRock Global Financial Services Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Global Financial Services Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the “Portfolio”) of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 2011 was 100%. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

On February 15, 2011, the Fund’s Board of Directors (the “Board”) approved a proposal to close the Fund to new investors and liquidate the Fund. Effective February 23, 2011, the Fund no longer accepted orders from new investors or existing shareholders to purchase Fund shares. On or about April 27, 2011, all of the assets of the Fund were liquidated completely, each investor’s shares were redeemed at net asset value on the date of liquidation, and the Fund was then terminated. In connection with the liquidation, the Fund adopted the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended September 30, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	15

Notes to Financial Statements (Liquidation Basis) (continued)	BlackRock Global Financial Services Fund, Inc.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.35% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%*
Investor C	0.25%	0.75%*
Class R	0.25%	0.75%*

*	Effective March 1, 2011, BRIL began waiving all distribution fees in connection with the liquidation.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $1,209.

For the six months ended March 31, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares:

Investor B	$4,242
Investor C	$781

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$48
Investor A	$535
Investor B	$97
Investor C	$427
Class R	$37

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,

2016	$114,096
2017	25,212,092
2018	36,274,271

Total	$61,600,459

Due to the liquidation of the Fund, the capital loss carryforwards were available to offset realized capital gains through the liquidation date.

16	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (Liquidation Basis) (concluded)	BlackRock Global Financial Services Fund, Inc.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

	Shares	Amount	Shares	Amount

Institutional

Shares sold	165,941	$1,294,775	413,831	$3,044,638
Shares issued to shareholders in reinvestment of dividends	10,092	77,102	7,523	55,904

Total issued	176,033	1,371,877	421,354	3,100,542
Shares redeemed	(390,802)	(3,035,939)	(581,739)	(4,205,510)

Net decrease	(214,769)	$(1,664,062)	(160,385)	$(1,104,968)

Investor A

Shares sold and automatic conversion of shares	560,705	$4,324,605	1,558,632	$11,438,273
Shares issued to shareholders in reinvestment of dividends	32,569	246,545	24,257	178,295

Total issued	593,274	4,571,150	1,582,889	11,616,568
Shares redeemed	(1,598,813)	(12,308,378)	(2,486,817)	(17,974,442)

Net decrease	(1,005,539)	$(7,737,228)	(903,928)	$(6,357,874)

Investor B

Shares sold	22,783	$171,870	43,564	$326,694
Shares redeemed and automatic conversion of shares	(95,837)	(748,467)	(178,543)	(1,311,359)

Net decrease	(73,054)	$(576,597)	(134,979)	$(984,665)

Investor C

Shares sold	257,298	$1,935,936	514,655	$3,642,141
Shares redeemed	(1,548,684)	(11,655,751)	(1,341,887)	(9,421,992)

Net decrease	(1,291,386)	$(9,719,815)	(827,232)	$(5,779,851)

Class R

Shares sold	384,788	$2,885,379	671,687	$4,772,169
Shares issued to shareholders in reinvestment of dividends	5,691	42,001	5,078	36,414

Total issued	390,479	2,927,380	676,765	4,808,583
Shares redeemed	(423,379)	(3,194,071)	(779,614)	(5,504,875)

Net decrease	(32,900)	$(266,691)	(102,849)	$(696,292)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements as completed through the date the financial statements were issued and the following item was noted:

As described in Note 1, on April 27, 2011, the net assets of the Fund were liquidated and each investor’s shares were redeemed at net asset value.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	17

Portfolio Information	Global Financial Services Portfolio

As of March 31, 2011

Ten Largest Holdings	Percent of Long-Term Investments

Wells Fargo & Co.	5%
HSBC Holdings Plc	5
The Bank of Nova Scotia	4
DnB NOR ASA	4
Bank of America Corp.	4
JPMorgan Chase & Co.	4
Citigroup, Inc.	4
Simon Property Group, Inc.	3
BNP Paribas SA	2
Allianz AG, Registered Shares	2

Geographic Allocation	Percent of Long-Term Investments

United States	35%
United Kingdom	12
Canada	9
Japan	7
Germany	6
France	6
Italy	5
Switzerland	5
Norway	4
Australia	3
Spain	2
Other[1]	6

[1]	Other includes a less than 1% holding in each of the following countries: Argentina, Bermuda, Greece, Hong Kong, Indonesia, South Korea and Thailand.

18	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Schedule of Investments (Liquidation Basis) March 31, 2011 (Unaudited)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.4%
Banco Macro Bansud SA — ADR	7,100	$284,213

Australia — 3.4%
Australia & New Zealand Banking Group Ltd.	40,100	987,068
Commonwealth Bank of Australia Ltd.	21,400	1,159,498

		2,146,566

Bermuda — 0.6%
Lazard Ltd., Class A	8,700	361,746

Canada — 8.5%
The Bank of Nova Scotia	43,800	2,687,635
ING Canada, Inc.	8,800	456,111
Royal Bank of Canada	18,400	1,138,542
The Toronto-Dominion Bank	12,600	1,115,090

		5,397,378

France — 5.7%
BNP Paribas SA	19,600	1,432,851
Société Générale SA	17,400	1,130,203
Unibail-Rodamco SE	5,000	1,083,669

		3,646,723

Germany — 5.9%
Allianz AG, Registered Shares	10,100	1,414,258
Commerzbank AG (a)	37,800	293,504
Deutsche Euroshop AG	18,093	689,833
Muenchener Rueckversicherungs AG, Registered Shares	8,500	1,337,128

		3,734,723

Greece — 0.7%
Hellenic Exchanges SA	49,700	435,897

Hong Kong — 0.6%
AIA Group Ltd. (a)	131,500	404,793

Indonesia — 0.9%
Bank Rakyat Indonesia Tbk PT	848,300	559,429

Italy — 5.3%
Assicurazioni Generali SpA	46,000	994,275
Credito Emiliano SpA	104,400	683,883
Fondiaria-Sai SpA	68,300	564,571
Intesa Sanpaolo SpA	234,600	692,090
Unicredit SpA	168,500	415,326

		3,350,145

Japan — 7.0%
Kenedix Realty Investment Corp.	197	811,355
Mitsubishi Estate Co., Ltd.	63,350	1,070,555
Mitsubishi UFJ Financial Group, Inc.	170,000	783,302
Nippon Building Fund, Inc.	86	838,332
Promise Co., Ltd. (a)	48,300	338,681
Sumitomo Mitsui Financial Group, Inc.	19,200	595,685

		4,437,910

Common Stocks	Shares	Value

Norway — 3.9%
DnB NOR ASA	162,466	$2,491,055

South Korea — 1.1%
Daegu Bank	44,500	730,079

Spain — 2.1%
Banco Santander SA	112,700	1,314,534

Switzerland — 5.2%
Banque Cantonale Vaudoise	200	113,330
Credit Suisse Group AG	18,800	797,500
Swiss Reinsurance Co., Registered Shares	8,900	507,186
UBS AG (a)	54,500	980,459
Zurich Financial Services AG	3,400	950,426

		3,348,901

Thailand — 1.0%
Siam Commercial Bank PCL	175,900	616,479

United Kingdom — 12.1%
Amlin Plc	161,900	991,478
Barclays Plc	230,900	1,036,730
HSBC Holdings Plc	293,574	3,032,354
Hargreaves Lansdown Plc	42,900	418,967
Lloyds TSB Group Plc (a)	698,578	649,120
Royal & Sun Alliance Insurance Group	306,100	644,935
Standard Chartered Plc	35,168	912,218

		7,685,802

United States — 34.1%
Affiliated Managers Group, Inc. (a)	11,900	1,301,503
Arch Capital Group Ltd. (a)	5,400	535,626
Bank of America Corp.	176,268	2,349,652
The Bank of New York Mellon Corp.	21,300	636,231
Berkshire Hathaway, Inc. (a)	11,800	986,834
CB Richard Ellis Group, Inc. (a)	13,800	368,460
Capital One Financial Corp.	6,900	358,524
Citigroup, Inc. (a)	525,000	2,320,500
Cullen/Frost Bankers, Inc.	9,200	542,984
Franklin Resources, Inc.	6,500	813,020
The Goldman Sachs Group, Inc.	6,800	1,077,596
JPMorgan Chase & Co.	50,675	2,336,117
Jones Lang LaSalle, Inc.	3,500	349,090
PartnerRe Ltd.	4,000	316,960
Public Storage	9,000	998,190
Simon Property Group, Inc.	17,166	1,839,509
SunTrust Banks, Inc.	5,000	144,200
T. Rowe Price Group, Inc.	8,900	591,138
Wells Fargo & Co.	102,200	3,239,740
XL Group Plc	19,100	469,860
Zions Bancorporation	7,500	172,950

		21,748,684

Total Common Stocks — 98.5%		62,695,057

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
NOK	Norwegian Krone
USD	US Dollar

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	19

Schedule of Investments (Liquidation Basis) (continued)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Warrants (b)	Shares	Value

United States — 0.6%
Bank of America Corp. (Expires 1/16/19)	49,207	$377,418
Citigroup Inc. (Expires 10/28/18)	26,487	5,032

Total Warrants — 0.6%		382,450

Total Long-Term Investments (Cost — $52,336,678) — 99.1%		63,077,507

Short-Term Securities	Par (000)

Time Deposits — 0.0%
Brown Brothers Harriman & Co., 0.26%, 4/01/11	CAD 3	3,214

Total Short-Term Securities (Cost — $3,214) — 0.0%		3,214

Total Investments (Cost — $52,339,892*) — 99.1%		63,080,721
Other Assets Less Liabilities — 0.9%		586,465

Net Assets — 100.0%		$63,667,186

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$55,953,933

Gross unrealized appreciation	$12,127,978
Gross unrealized depreciation	(5,001,190)

Net unrealized appreciation	$7,126,788

(a)	Non-income producing security.

(b)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	350,905	(350,905)	—	$559

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	16,171	IDR	140,652,115	Brown Brothers Harriman & Co.	4/01/11	$18
USD	3,204	CAD	3,114	Brown Brothers Harriman & Co.	4/04/11	(8)
USD	225,491	CAD	219,017	State Street Global Markets, LLC	4/05/11	(397)
USD	124,823	CHF	114,446	State Street Global Markets, LLC	4/05/11	221
USD	501,411	EUR	353,253	State Street Global Markets, LLC	4/05/11	790
USD	279,520	GBP	173,891	State Street Global Markets, LLC	4/05/11	567
USD	102,614	NOK	556,942	State Street Global Markets, LLC	4/05/11	102

Total						$1,293

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

20	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Schedule of Investments (Liquidation Basis) (concluded)	Global Financial Services Portfolio

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$284,213	—	—	$284,213
Australia	—	$2,146,566	—	2,146,566
Bermuda	361,746	—	—	361,746
Canada	5,397,378	—	—	5,397,378
France	—	3,646,723	—	3,646,723
Germany	1,337,128	2,397,595	—	3,734,723
Greece	—	435,897	—	435,897
Hong Kong	—	404,793	—	404,793
Indonesia	—	559,429	—	559,429
Italy	—	3,350,145	—	3,350,145
Japan	—	4,437,910	—	4,437,910
Norway	—	2,491,055	—	2,491,055
South Korea	—	730,079	—	730,079
Spain	—	1,314,534	—	1,314,534
Switzerland	—	3,348,901	—	3,348,901
Thailand	616,479	—	—	616,479
United Kingdom	—	7,685,802	—	7,685,802
United States	21,748,684	—	—	21,748,684
Warrants:
United States	382,450	—	—	382,450
Short-Term Securities	—	3,214	—	3,214

Total	$30,128,078	$32,952,643	—	$63,080,721

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,698	—	$1,698
Liabilities:
Foreign currency exchange contracts	—	(405)	—	(405)

Total	—	$1,293	—	$1,293

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	21

Statement of Assets and Liabilities (Liquidation Basis)	Global Financial Services Portfolio

March 31, 2011 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $52,339,892)	$63,080,721
Unrealized appreciation on foreign currency exchange contracts	1,698
Foreign currency at value (cost — $16,354)	16,354
Investments sold receivable	2,184,995
Dividends receivable	346,485
Interest receivable	30
Prepaid expenses	1,211

Total assets	65,631,494

Liabilities

Bank overdraft	633,170
Unrealized depreciation on foreign currency exchange contracts	405
Withdrawals payable to investors	1,237,836
Investment advisory fees payable	24,005
Other affiliates payable	750
Directors’ fees payable	63
Other accrued expenses payable	67,938
Other liabilities	141

Total liabilities	1,964,308

Net Assets	$63,667,186

Net Assets Consist of

Investors’ capital	$52,921,854
Net unrealized appreciation/depreciation	10,745,332

Net Assets	$63,667,186

See Notes to Financial Statements.

22	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Statement of Operations (Liquidation Basis)	Global Financial Services Portfolio

Six Months Ended March 31, 2011 (Unaudited)

Investment Income

Dividends — unaffiliated	$830,853
Foreign taxes withheld	(25,221)
Dividends — affiliated	559
Interest	75

Total income	806,266

Expenses

Investment advisory	153,324
Professional	41,421
Accounting services	13,733
Custodian	13,141
Directors	3,156
Miscellaneous	5,441

Total expenses	230,216
Less fees waived by advisor	(251)

Total expenses after fees waived	229,965

Net investment income	576,301

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,607,139
Options written	67,030
Foreign currency transactions	(10,705)

1,663,464

Net change in unrealized appreciation/depreciation on:
Investments	3,983,649
Foreign currency transactions	2,886

3,986,535

Total realized and unrealized gain	5,649,999

Net Increase in Net Assets Resulting from Operations	$6,226,300

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	23

Statements of Changes in Net Assets	Global Financial Services Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011[1] (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$576,301	$1,511,895
Net realized gain (loss)	1,663,464	(4,491,055)
Net change in unrealized appreciation/depreciation	3,986,535	315,864

Net increase (decrease) in net assets resulting from operations	6,226,300	(2,663,296)

Capital Transactions

Proceeds from contributions	10,612,566	23,223,915
Value of withdrawals	(31,500,807)	(39,646,877)

Net decrease in net assets derived from capital transactions	(20,888,241)	(16,422,962)

Net Assets

Total decrease in net assets	(14,661,941)	(19,086,258)
Beginning of period	78,329,127	97,415,385

End of period	$63,667,186	$78,329,127

[1]	Liquidation basis.

See Notes to Financial Statements.

24	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Financial Highlights	Global Financial Services Portfolio

	Six Months Ended March 31, 2011[1] (Unaudited)

		Year Ended September 30,

		2010	2009	2008	2007	2006

Total Investment Return

Total investment return	8.14%[2]	(2.30)%	(6.52)%	(34.83)%	11.91%	16.07%

Ratios to Average Net Assets

Total expenses	0.60%[3]	0.63%	0.70%	0.64%	0.71%	0.66%

Total expenses after fees waived	0.60%[3]	0.63%	0.70%	0.64%	0.71%	0.66%

Net investment income	1.50%[3]	1.75%	1.97%	2.69%	1.89%	3.62%

Supplemental Data

Net assets, end of period (000)	$63,667	$78,329	$97,415	$127,786	$95,206	$96,601

Portfolio turnover	28%	57%	75%	31%	55%	79%

[1]	Liquidation basis.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	25

Notes to Financial Statements (Liquidation Basis) (Unaudited)	Global Financial Services Portfolio

1. Organization and Significant Accounting Policies:

Global Financial Services Portfolio (the “Portfolio”) is a series of Global Financial Services Master LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

On February 15, 2011, the Board approved a proposal to liquidate the Portfolio. On April 27, 2011, the Portfolio’s sole feeder fund redeemed all of its interests in the Portfolio and the Portfolio was thereafter liquidated and terminated. In connection with liquidation, the Portfolio adopted the liquidation basis of accounting, which among other things, requires the Portfolio to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Portfolio to the extent that they are reasonably determinable.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: US GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the NYSE. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: The Portfolio’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Portfolio’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

26	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (Liquidation Basis) (continued)	Global Financial Services Portfolio

The Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange contracts and written options) the Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Portfolio and each of its respective counterparties. The ISDA Master Agreement allows the Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Portfolio enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	27

Notes to Financial Statements (Liquidation Basis) (continued)	Global Financial Services Portfolio

contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments (equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Portfolio writes a call option, such option is “covered,” meaning that the Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Portfolio purchasing or selling a security at a price different from the current market value.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of March 31, 2011

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$1,698	Unrealized depreciation on foreign currency exchange contracts	$405

The Effect of Derivative Instruments in the Statement of Operations Six Months Ended March 31, 2011

Net Realized Gain (Loss) from

	Foreign Currency Transactions	Options

Foreign currency exchange contracts	$(21,864)	—
Equity contracts	—	$67,030

Net Change in Unrealized Appreciation/Depreciation on

	Foreign Currency Transactions

Foreign currency exchange contracts		$1,303

For the six months ended March 31, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	16
Average US dollar amounts purchased	$630,918
Options:
Average number of option contracts written	1,597
Average notional value of option contracts written	$798,500

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolio for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee at an annual rate of 0.40% of the Portfolio’s average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Investment Management, LLC (“BIM”), affiliates of the Manager, under which the Manager pays BIL and

28	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (Liquidation Basis) (concluded)	Global Financial Services Portfolio

BIM for services they provide, a monthly fee that is a percentage of investment advisory fees paid by the Portfolio to the Manager.

For the six months ended March 31, 2011, the Portfolio reimbursed the Manager $755 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2011, were $21,213,464 and $41,880,716, respectively.

Transactions in options written for the six months ended March 31, 2011, were as follows:

	Calls

	Contracts	Premiums Received

Outstanding options, beginning of period	—	—
Options written	3,194	$67,030
Options expired	(3,194)	(67,030)

Outstanding options, end of period	—	—

5. Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Portfolio may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Portfolio paid administration and arrangement fees which were allocated to the Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Portfolio paid administration and arrangement fees which were allocated to the Portfolio based on its net assets as of October 31, 2010. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

As of March 31, 2011, the Portfolio had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	46%
Insurance	17
Diversified Finance Services	12
Capital Markets	11
Real Estate Investment Trusts (REITs)	9
Other*	5

* All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements as completed through the date the financial statements were issued and the following item was noted:

As described in Note 1, on April 27, 2011, the net assets of the Fund were liquidated and each investor’s shares were redeemed at net asset value.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	29

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director and Chair of the Audit Committee
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

BlackRock International Limited
Edinburgh, Scotland
United Kingdom EH38JB

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Fund/Master LLC.

30	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Portfolio voted proxies relating to securities held in the Fund’s/Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	31

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

32	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011	33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

34	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2011

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#GFSF -3/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: June 3, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: June 3, 2011